Basis of Presentation - Schedule of Estimated Useful Lives of The Right of Use Assets (Details)	12 Months Ended
Dec. 31, 2023
Top of range [member] | Offices [Member]
Schedule of Estimated Useful Lives of The Right of Use Assets [Line Items]
Estimated useful lives	2 years
Top of range [member] | Office equipment [member]
Schedule of Estimated Useful Lives of The Right of Use Assets [Line Items]
Estimated useful lives	2 years
Bottom of range [member] | Offices [Member]
Schedule of Estimated Useful Lives of The Right of Use Assets [Line Items]
Estimated useful lives	5 years
Bottom of range [member] | Office equipment [member]
Schedule of Estimated Useful Lives of The Right of Use Assets [Line Items]
Estimated useful lives	5 years